UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2002

Check here if Amendment [   ]; Amendment Number:  _____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

              --------------------------------------------


Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------

Title:        Chief Financial Officer
              --------------------------------------------

Phone:        212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Leo Kirby            New York, N.Y.       September 19, 2003
---------------------  --------------------  --------------------
     [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               ------------------

Form 13F Information Table Entry Total:               25
                                               ------------------

Form 13F Information Table Entry Value:             263,573
                                               ------------------
                                                  (thousands)


List of Other Included Managers:  None


                COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6    COLUMN 7

                                                                   VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER
NAME OF ISSUER                        TITLE OF CLASS   CUSIP      (x1000)      PRN AMT    PRN    CALL  DISCRETION  MANAGERS
--------------                        --------------   -----      -------      -------    ---    ----  ----------  --------

Autoimmune                               COM            052776101      16       26,100     SH          SOLE
Aclara Biosciences                       COM            00461P106      49       23,199     SH          SOLE
Amylin Pharmaceuticals                   COM            032346108  15,146      938,400     SH          SOLE
Alexion Pharmaceuticals                  COM            015351109   2,102      148,865     SH          SOLE
Alkermes                                 COM            01642T108     527       84,095     SH          SOLE
Arena Pharmaceuticals                    COM            040047102     266       40,800     SH          SOLE
Exelixis                                 COM            30161Q104     776       97,009     SH          SOLE
Incyte                                   COM            45337C102   7,624    1,671,870     SH          SOLE
Intrabiotics Pharmaceuticals             COM            46116T506     187      644,290     SH          SOLE
Kosan Biosciences                        COM            50064W107     491       80,844     SH          SOLE
Neurocrine Biosciences                   COM            64125C109   1,922       42,100     SH          SOLE
Neurogen                                 COM            64124E106   2,480      683,100     SH          SOLE
Pharmacyclics                            COM            716933106      80       22,300     SH          SOLE
Praecis Pharmaceuticals                  COM            739421105     163       50,100     SH          SOLE
Regeneron Pharmaceutical                 COM            75886F107  45,773    2,472,900     SH          SOLE
Third Wave Technologies                  COM            88428W108      87       32,357     SH          SOLE
Trimeris                                 COM            896263100 143,154    3,316,052     SH          SOLE
Tularik                                  COM            899165104     880      117,899     SH          SOLE
Ventiv Health                            COM            922793104      55       27,300     SH          SOLE
Incyte Notes 5.5% 3/01/2007              CONV BONDS     45337CAC6   3,456    5,000,000     PRN         SOLE
Alkermes Conv Notes 6.52% 12/31/09       CONV BONDS     01642TAC2   5,463    5,000,000     PRN         SOLE
Alkermes Conv Notes 3.75% 2/15/07        CONV BONDS     01642TAB4     614    1,000,000     PRN         SOLE
Aviron Conv Notes                        CONV BONDS     053762AD2   3,970    4,000,000     PRN         SOLE
Regeneron Pharmaceuticals Conv
Notes 5.5% 10/17/08 (144A)               CONV BONDS     75886FAB3  22,811   25,275,000     PRN         SOLE
Scios Conv Notes 5.5% 8/19/05            CONV BONDS     808905AB9   5,481    5,000,000     PRN         SOLE
                                                                  -------
                                                                  263,573
                                                                  =======

                                                                COLUMN 8
                                                            VOTING AUTHORITY

NAME OF ISSUER                                            SOLE      SHARED    NONE
--------------                                            ----      ------    ----

Autoimmune                                                26,100
Aclara Biosciences                                        23,199
Amylin Pharmaceuticals                                   938,400
Alexion Pharmaceuticals                                  148,865
Alkermes                                                  84,095
Arena Pharmaceuticals                                     40,800
Exelixis                                                  97,009
Incyte                                                 1,671,870
Intrabiotics Pharmaceuticals                             644,290
Kosan Biosciences                                         80,844
Neurocrine Biosciences                                    42,100
Neurogen                                                 683,100
Pharmacyclics                                             22,300
Praecis Pharmaceuticals                                   50,100
Regeneron Pharmaceutical                               2,472,900
Third Wave Technologies                                   32,357
Trimeris                                               3,316,052
Tularik                                                  117,899
Ventiv Health                                             27,300
Incyte Notes 5.5% 3/01/2007                            5,000,000
Alkermes Conv Notes 6.52% 12/31/09                     5,000,000
Alkermes Conv Notes 3.75% 2/15/07                      1,000,000
Aviron Conv Notes                                      4,000,000
Regeneron Pharmaceuticals Conv
Notes 5.5% 10/17/08 (144A)                            25,275,000
Scios Conv Notes 5.5% 8/19/05                          5,000,000